Income Taxes - Schedule of Company’s Continuing Operations in China and Consisted (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Company’s Continuing Operations in China and Consisted [Abstract]
Current income tax	$ 8,668	$ 285,460
Deferred income tax	(307,278)	(64,606)	173,017
Total income tax (benefits) expenses	$ (298,610)	$ 220,854	$ 173,017